Liquidity and Going Concern	12 Months Ended
Jun. 30, 2026
Liquidity and Going Concern [Abstract]
Liquidity and Going Concern

Note 2 – Liquidity and Going Concern

The Company has evaluated whether there are certain conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the consolidated financial statements are issued.

For the year ended June 30, 2025, the Company had net loss amounted to $3.58 million (2024: $4.36 million) and net cash used in operating activities amounted to $3.11 million (2024: $4.00 million). As of June 30, 2025, the Company’s accumulated deficit amounted to $25.20 million. Based on the Company’s recurring losses and negative cash flows from operations since inception, expectation of continuing operating losses and negative cash flows from operations for the foreseeable future, the contractual costs expected to be incurred in future periods and the needs to raise additional capital to finance its future operations, the Company’s management concluded, in the consolidated financial statements included in the Annual Report on Form 20-F filed on October 31, 2025, that there was substantial doubt about the Company’s ability to continue as a going concern within one year after the issuance date of the consolidated financial statements.

During the year ended June 30, 2026, the Company completed a registered direct offering, with certain investors for the purchase and sale of 985,222 of our ordinary shares, par value $0.00001 per share, at a purchase price of $20.30 per ordinary share. The aggregate net proceeds to us were approximately $18.62 million. Although the Company has incurred a total net loss attributable to shareholders of the Company of $11.70 million for the year ended June 30, 2026, as of June 30, 2026, the Company’s cash on hand was $14.19 million

The Company evaluated the current cash requirements for operations in conjunction with management’s strategic plan and believes that the Company’s current financial resources as of the date of the issuance of these consolidated financial statements are sufficient to fund its operating budget and contractual obligations for the next twelve-month period from the date of the issuance of these consolidated financial statements, alleviating any substantial doubt raised by the Company’s historical operating results and satisfying its estimated liquidity needs for twelve months from the issuance of these consolidated financial statements. Accordingly, the conditions and events that raised substantial doubt in the prior period have been sufficiently resolved, and substantial doubt about the Company’s ability to continue as a going concern is no longer raised as of the date these consolidated financial statements are issued.